Business Segments [Text Block]	12 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Business Segments [Text Block]
30.	BUSINESS SEGMENTS

The business segment information, set forth below, is derived from the internal management reporting system used by management to measure the performance of the MUFG Group’s business segments. In addition, the business segment information is primarily based on the financial information prepared in accordance with accounting principles generally accepted in Japan as adjusted in accordance with internal management accounting rules and practices. Accordingly, the format and information are not consistent with the accompanying consolidated financial statements prepared on the basis of U.S. GAAP. A reconciliation is provided for the total amounts of segments’ operating profit with income before income tax expense under U.S. GAAP.

See Note 31 for financial information relating to the MUFG Group’s operations by geographic area. The geographic financial information is consistent with the basis of the accompanying consolidated financial statements.

Effective April 1, 2015, the Integrated Retail Banking Business Group, the Integrated Corporate Banking Business Group, the Integrated Trust Assets Business Group, the Integrated Global Business Group and the Integrated Global Markets Business Group were renamed the Retail Banking Business Group, the Corporate Banking Business Group, the Trust Assets Business Group, the Global Business Group and the Global Markets Business Group, respectively.

The following is a brief explanation of the MUFG Group’s business segments:

Retail Banking Business Group—Covers all domestic retail businesses, including commercial banking, trust banking and securities businesses. This business group integrates the retail business of BTMU, MUTB, MUMSS, Mitsubishi UFJ NICOS and other subsidiaries as well as retail product development, promotion and marketing in a single management structure. At the same time, the business group has developed and implemented MUFG Plaza, a one-stop, comprehensive financial services concept that provides integrated banking, trust and securities services.

Corporate Banking Business Group—Covers all domestic corporate businesses, including commercial banking, investment banking, trust banking and securities business. Through the integration of these business lines, diverse financial products and services are provided to the MUFG Group’s corporate clients. The business group has clarified strategic domains, sales channels and methods to match the different growth stages and financial needs of the MUFG Group’s corporate clients.

Trust Assets Business Group—Covers asset management and administration services for products such as pension trusts and security trusts by integrating the trust banking expertise of MUTB and the global network of BTMU. The business group provides a full range of services to corporate and other pension funds, including stable and secure pension fund management and administration, advice on pension schemes, and payment of benefits to scheme members.

Global Business Group—Covers businesses outside Japan, including commercial banking such as loans, deposits and cash management services, investment banking, retail banking, trust banking and securities businesses (with the retail banking and trust assets businesses being conducted through MUB and Krunsgri), through a global network of nearly 1,200 offices outside Japan to provide customers with financial products and services that meet their increasingly diverse and sophisticated financing needs.

MUB is one of the largest commercial banks in California in terms of both total assets and total deposits. MUB provides a wide range of financial services to consumers, small businesses, middle market companies and major corporations, primarily in California, Oregon and Washington and also nationally and internationally. MUB’s parent company is MUAH, which is a bank holding company in the United States.

Krungsri is one of the major commercial banks in Thailand and provides a comprehensive range of banking, consumer finance, investment, asset management, and other financial products and services to individual consumers, small and medium enterprises, and large corporations mainly in Thailand. Krungsri’s consolidated subsidiaries include a major credit card issuer, a major automobile financing service provider, an asset management company, and a microfinance service provider in Thailand. MUFG holds a 76.88% ownership interest in Krungsri through BTMU as of March 31, 2016. The amounts for this segment in the table below represent the respective amounts before taking into account the noncontrolling interest.

Global Markets Business Group—Covers asset and liability management and strategic investment of BTMU and MUTB, and sales and trading of financial products of BTMU, MUTB and MUSHD.

Other—Consists mainly of the corporate centers of MUFG, BTMU, MUTB and MUMSS. The elimination of duplicated amounts of net revenue among business segments is also reflected in Other.

Management does not use information on segments’ total assets to allocate resources and assess performance. Accordingly, business segment information on total assets is not presented.

Effective April 1, 2015, the MUFG Group began to include Krungsri as part of the Global Business Group, as shown in the table below.

In addition, effective April 1, 2015, the MUFG Group made modifications to our management accounting rules and practices to clarify the responsibility for profits of each business segment. The modifications had the following impact:

•	for the fiscal year ended March 31, 2015, reducing the operating profits of the Retail Banking Business Group, the Corporate Banking Business Group and the Trust Assets Business Group by ¥6.5 billion, ¥22.3 billion and ¥1.8 billion, respectively, and increasing the operating profits of the Global Business Group, the Global Markets Business Group and Other by ¥27.7 billion, ¥39.2 billion and ¥68.3 billion;

•	for the fiscal year ended March 31, 2014, reducing the operating profits of the Retail Banking Business Group, the Corporate Banking Business Group, the Trust Assets Business Group and the Global Business Group by ¥3.0 billion, ¥17.6 billion, ¥1.3 billion and ¥20.4 billion, respectively, and increasing the operating profits of the Global Markets Business Group and Other by ¥33.0 billion and ¥9.6 billion.

Prior period business segment information has been restated to enable comparisons between the relevant amounts for the fiscal years ended March 31, 2014, 2015 and 2016.

The table set forth below has been reclassified to enable comparisons between the relevant amounts for the fiscal years ended March 31, 2014, 2015 and 2016, respectively:

	Retail Banking Business Group	Corporate Banking Business Group	Trust Assets Business Group	Global Business Group			Total	Global Markets Business Group	Other	Total
				Other than MUAH /Krungsri	MUAH	Krungsri(2)
	(in billions)
Fiscal year ended March 31, 2014:
Net revenue:	¥1,283.6	¥912.5	¥159.0	¥540.5	¥375.9	¥—	¥916.4	¥604.7	¥(12.8)	¥3,863.4
BTMU and MUTB:	573.7	786.9	66.1	419.9	—	—	419.9	440.0	0.1	2,286.7
Net interest income	403.5	359.9	—	212.2	—	—	212.2	243.9	88.3	1,307.8
Net fees	161.9	338.9	66.1	164.7	—	—	164.7	(23.2)	(62.3)	646.1
Other	8.3	88.1	—	43.0	—	—	43.0	219.3	(25.9)	332.8
Other than BTMU and MUTB(1)	709.9	125.6	92.9	120.6	375.9	—	496.5	164.7	(12.9)	1,576.7
Operating expenses	952.2	444.6	95.4	292.9	266.9	—	559.8	185.0	163.0	2,400.0

Operating profit (loss)	¥331.4	¥467.9	¥63.6	¥247.6	¥109.0	¥—	¥356.6	¥419.7	¥(175.8)	¥1,463.4

Fiscal year ended March 31, 2015:
Net revenue:	¥1,299.4	¥949.3	¥171.5	¥611.6	¥442.4	¥240.3	¥1,294.3	¥661.7	¥(11.7)	¥4,364.5
BTMU and MUTB:	577.5	818.1	71.0	480.9	—	—	480.9	496.3	30.7	2,474.5
Net interest income	374.9	349.4	—	236.1	—	—	236.1	276.7	163.9	1,401.0
Net fees	190.7	375.4	71.0	190.6	—	—	190.6	(34.8)	(95.0)	697.9
Other	11.9	93.3	—	54.2	—	—	54.2	254.4	(38.2)	375.6
Other than BTMU and MUTB(1)	721.9	131.2	100.5	130.7	442.4	240.3	813.4	165.4	(42.4)	1,890.0
Operating expenses	958.8	454.5	103.2	365.0	306.0	123.7	794.7	204.4	185.5	2,701.1

Operating profit (loss)	¥340.6	¥494.8	¥68.3	¥246.6	¥136.4	¥116.6	¥499.6	¥457.3	¥(197.2)	¥1,663.4

Fiscal year ended March 31, 2016:
Net revenue:	¥1,259.2	¥911.2	¥172.2	¥579.7	¥437.9	¥261.6	¥1,279.2	¥633.8	¥(9.4)	¥4,246.2
BTMU and MUTB:	534.9	769.4	74.3	449.2	—	—	449.2	453.0	108.0	2,388.8
Net interest income	355.7	321.2	—	209.7	—	—	209.7	248.3	184.4	1,319.3
Net fees	171.8	369.8	74.3	187.1	—	—	187.1	(23.9)	(85.4)	693.7
Other	7.4	78.4	—	52.4	—	—	52.4	228.6	9.0	375.8
Other than BTMU and MUTB(1)	724.3	141.8	97.9	130.5	437.9	261.6	830.0	180.8	(117.4)	1,857.4
Operating expenses	972.6	450.9	102.0	365.8	318.0	131.2	815.0	207.1	147.6	2,695.2

Operating profit (loss)	¥286.6	¥460.3	¥70.2	¥213.9	¥119.9	¥130.4	¥464.2	¥426.7	¥(157.0)	¥1,551.0

Notes:

(1)	Includes MUFG and its subsidiaries other than BTMU and MUTB.
(2)	In January 2015, the MUFG Group integrated the former BTMU Bangkok branch with Krungsri. In the above table, the net revenue, operating expenses and operating profit of the former BTMU Bangkok branch for the fiscal year ended March 31, 2015 are included in the Global Business Group, but not in Krungsri. The net revenue, operating expenses and operating profit of the former BTMU Bangkok branch were ¥21.9 billion, ¥7.5 billion and ¥14.4 billion for the fiscal year ended March 31, 2015, respectively.

Reconciliation

As set forth above, the measurement bases and the income and expense items of the internal management reporting system are different from the accompanying consolidated statements of income. Therefore, it is impracticable to present reconciliations of all of the business segments’ information, other than operating profit, to corresponding items in the accompanying consolidated statements of income.

A reconciliation of operating profit under the internal management reporting system for the fiscal years ended March 31, 2014, 2015 and 2016 above to income before income tax expense shown in the accompanying consolidated statements of income is as follows:

	2014	2015	2016
	(in billions)
Operating profit:	¥1,463	¥1,663	¥1,551
Credit (provision) for credit losses	106	(87)	(232)
Trading account profits (losses)—net	(394)	636	(6)
Equity investment securities gains—net	170	90	105
Debt investment securities losses—net	(6)	(45)	(19)
Foreign exchange gains (losses)—net	(48)	(117)	129
Equity in earnings of equity method investees—net	111	173	177
Impairment of goodwill	(8)	(3)	(334)
Impairment of intangible assets	—	(1)	(118)
Other—net	26	(46)	(90)

Income before income tax expense	¥1,420	¥2,263	¥1,163